Quarterly Holdings Report
for

Fidelity® California Limited Term Tax-Free Bond Fund

November 30, 2020

CSI-QTLY-0121
1.824280.115

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value
California - 97.9%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2011 A, 5% 8/1/22 (Pre-Refunded to 8/1/21 @ 100)	$1,655,000	$1,707,894
Series 2012 A, 4% 8/1/21	1,200,000	1,228,933
Alameda Corridor Trans. Auth. Rev.:
Series 2013 A:
5% 10/1/21	3,125,000	3,235,792
5% 10/1/22	1,235,000	1,330,935
5% 10/1/24	1,220,000	1,365,326
Series 2016 A:
4% 10/1/21	1,250,000	1,280,821
4% 10/1/23	850,000	921,715
5% 10/1/22	1,250,000	1,339,975
Azusa Unified School District Series 2002, 0% 7/1/26 (FSA Insured)	1,125,000	1,065,443
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2014 E, 2%, tender 4/1/21 (a)	3,000,000	3,010,117
Series 2018 A, 2.625%, tender 4/1/26 (a)	7,100,000	7,827,608
Series B, 2.85%, tender 4/1/25 (a)	7,000,000	7,623,490
Series C, 2.1%, tender 4/1/22 (a)	7,000,000	7,108,570
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2020 A:
3% 6/1/21	400,000	405,886
4% 6/1/22	350,000	370,416
4% 6/1/23	490,000	536,873
5% 6/1/24	350,000	407,852
5% 6/1/25	400,000	482,920
5% 6/1/26	500,000	621,240
California Gen. Oblig.:
Bonds 4%, tender 12/1/21 (a)	6,180,000	6,297,589
Series 2013, 5% 2/1/21	15,000	15,119
Series 2014, 4% 5/1/23	2,440,000	2,660,674
Series 2015, 5% 8/1/24	1,795,000	2,104,440
Series 2017, 5% 8/1/23	8,150,000	9,178,041
Series 2019:
5% 10/1/22	7,000,000	7,612,290
5% 4/1/28	4,380,000	5,768,898
Series 2020:
4% 3/1/23	5,000,000	5,421,550
4% 3/1/24	2,500,000	2,801,600
5% 11/1/25	2,500,000	3,073,000
5% 11/1/26	2,000,000	2,536,420
5% 11/1/27	1,000,000	1,303,750
5% 11/1/28	5,000,000	6,680,850
California Health Facilities Fing. Auth. Rev.:
(Children's Hosp. of Orange County Proj.) Series 2012 A, 5% 11/15/21	1,450,000	1,506,126
Bonds:
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (a)	12,370,000	13,287,359
Series 2009 D, 1.7%, tender 10/18/22 (a)	5,000,000	5,124,300
Series 2016 B2, 4%, tender 10/1/24 (a)	6,120,000	6,956,788
Series 2019 B, 5%, tender 10/1/27 (a)	5,300,000	6,784,212
Series 2019 C, 5%, tender 10/1/25 (a)	8,310,000	10,116,345
Series 2011 A, 5.25% 3/1/23 (Pre-Refunded to 3/1/21 @ 100)	310,000	313,844
Series 2014 A:
5% 10/1/21	500,000	519,263
5% 10/1/22	1,850,000	2,006,473
Series 2015, 5% 11/15/25	675,000	828,279
Series 2016 A, 4% 3/1/27	475,000	548,079
California Infrastructure and Econ. Dev. Bank Rev. Bonds:
(Los Angeles County Museum of Art Proj.) Series 2017, 1 month U.S. LIBOR + 0.650% 0.753%, tender 12/3/20 (a)(b)	5,000,000	4,999,839
Series 2018 D, 1 month U.S. LIBOR + 0.380% 0.485%, tender 12/2/20 (a)(b)	7,000,000	6,999,083
California Mun Fin Auth Student Hsg (CHF-Davis I, LLC - West Village Student Housing Proj.) Series 2018, 5% 5/15/23	1,000,000	1,085,990
California Muni. Fin. Auth. (Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/21	900,000	919,814
5% 6/1/30	2,650,000	3,299,330
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/21	375,000	385,754
5% 10/1/22	1,020,000	1,083,821
5% 10/1/23	1,230,000	1,348,461
5% 10/1/24	370,000	416,857
5% 10/1/25	1,210,000	1,398,881
5% 10/1/26	355,000	418,336
(Channing House Proj.) Series 2017 A:
4% 5/15/28	2,000,000	2,404,640
5% 5/15/24	910,000	1,053,489
5% 5/15/26	360,000	446,321
5% 5/15/27	350,000	445,092
(Institute On Aging Proj.) Series 2017:
5% 8/15/21	225,000	232,629
5% 8/15/23	225,000	253,136
5% 8/15/24	285,000	333,151
5% 8/15/25	985,000	1,194,135
5% 8/15/26	275,000	343,412
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/21	550,000	561,551
5% 6/1/22	625,000	664,281
5% 6/1/23	700,000	777,294
5% 6/1/25	1,250,000	1,493,063
5% 6/1/28	390,000	489,473
Series 2017 A:
5% 11/1/23	450,000	493,484
5% 7/1/24	1,400,000	1,588,636
5% 7/1/25	1,035,000	1,209,191
5% 11/1/25	745,000	861,637
5% 7/1/26	1,065,000	1,274,091
5% 7/1/27	1,235,000	1,506,379
5% 7/1/29	115,000	138,071
Series 2017 B:
5% 7/1/24	1,440,000	1,634,026
5% 1/1/25	1,230,000	1,420,785
5% 7/1/26	500,000	598,165
5% 7/1/27	640,000	780,186
Series 2018:
5% 10/1/21	250,000	257,169
5% 10/1/22	475,000	504,365
5% 10/1/23	225,000	248,585
5% 10/1/24	275,000	313,123
5% 10/1/25	275,000	321,973
5% 10/1/26	300,000	359,406
Series 2019 A:
5% 4/1/26	650,000	797,583
5% 4/1/27	1,285,000	1,616,247
5% 4/1/28	2,000,000	2,571,260
5% 4/1/29	3,000,000	3,934,050
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009 A, 1.3%, tender 2/3/25 (a)(c)	1,500,000	1,531,935
California Muni. Fin. Auth. Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 0.23%, tender 1/4/21 (a)	8,250,000	8,249,852
California Muni. Fin. Auth. Sr Living Series 2019:
4% 11/15/23	295,000	310,104
4% 11/15/25	630,000	679,046
4% 11/15/28	710,000	779,147
California Muni. Fin. Auth. Student Hsg.:
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/24	1,300,000	1,452,997
5% 5/15/25	3,400,000	3,901,194
5% 5/15/26	3,000,000	3,515,160
5% 5/15/27	3,000,000	3,578,310
(CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Hsg. Proj.) Series 2018:
5% 5/15/22	710,000	745,997
5% 5/15/23	950,000	1,029,050
5% 5/15/24	2,265,000	2,522,666
5% 5/15/27	750,000	889,058
(CHF-Riverside II, LLC-UCR North District Phase I Student Hsg. Proj.) Series 2019:
5% 5/15/23 (Build America Mutual Assurance Insured)	400,000	438,660
5% 5/15/24 (Build America Mutual Assurance Insured)	345,000	390,875
California Pub. Works Board Lease Rev.:
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/21	1,000,000	1,015,884
(Various Cap. Projs.):
Series 2011 A, 5% 10/1/21	4,230,000	4,398,763
Series 2012 A, 5% 4/1/24	9,690,000	10,297,854
Series 2012 G:
5% 11/1/21	1,500,000	1,565,846
5% 11/1/25	5,500,000	5,996,375
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/23 (Pre-Refunded to 12/1/21 @ 100)	9,955,000	10,429,754
Series 2014 B:
5% 10/1/21	1,000,000	1,039,897
5% 10/1/22	1,225,000	1,332,384
Series 2014 C:
5% 10/1/21	1,355,000	1,409,060
5% 10/1/22	1,000,000	1,087,660
California State Univ. Rev.:
Bonds 4%, tender 11/1/23 (a)	6,205,000	6,712,941
Series 2020 A:
5% 11/1/22	2,585,000	2,825,560
5% 11/1/23	1,500,000	1,707,555
5% 11/1/24	1,500,000	1,776,690
5% 11/1/25	1,000,000	1,230,850
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/21	825,000	837,406
5% 5/15/22	1,000,000	1,048,030
5% 5/15/23	2,375,000	2,561,889
5% 5/15/24	1,000,000	1,106,650
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
5% 1/1/22	500,000	521,550
5% 1/1/23	500,000	541,055
5% 1/1/24	600,000	671,748
5% 1/1/25	2,100,000	2,428,461
5% 1/1/26	1,040,000	1,239,909
5% 1/1/27	1,900,000	2,320,299
California Statewide Cmntys. Dev. Auth. Rev.:
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/24	1,020,000	1,167,094
5% 7/1/25	625,000	739,375
(Viamonte Sr. Living 1 Proj.) Series 2018 B, 3% 7/1/25	6,000,000	6,012,360
Series 2014 B:
5% 7/1/23	870,000	961,150
5% 7/1/24	900,000	1,029,789
Series 2016:
5% 10/1/22	725,000	778,563
5% 10/1/24	2,030,000	2,338,580
5% 10/1/25	1,010,000	1,201,809
Series 2017 A, 3% 11/1/22 (c)	865,000	869,792
Series 2018 A, 5% 3/1/27	555,000	696,220
Series 2018:
5% 7/1/21	300,000	307,353
5% 7/1/23	300,000	331,431
Chula Vista Elem School Dish Series 2019, 0% 8/1/23	6,500,000	6,443,775
Corona-Norco Unified School District Series 2013 A, 5% 9/1/22	500,000	537,540
Eastern California Muni. Wtr. District Wtr. and Wasterwater Bonds Series 2018 C, SIFMA Municipal Swap Index + 0.250% 0.36%, tender 12/3/20 (a)(b)	7,000,000	6,997,977
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
5% 7/1/26	250,000	315,973
5% 7/1/27	255,000	332,018
El Camino Hosp. District Series 2006, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,481,850
El Dorado County Gen. Oblig. 5% 9/1/22	1,280,000	1,386,637
El Dorado Irr. Distr. Rev. Series 2016 A:
5% 3/1/22	500,000	530,075
5% 3/1/23	500,000	554,310
Elk Grove Fin. Auth. Spl. Tax Rev.:
Series 2015:
5% 9/1/22	425,000	459,391
5% 9/1/23	1,000,000	1,118,580
5% 9/1/24	1,000,000	1,158,800
Series 2016:
4% 9/1/21	1,130,000	1,154,475
4% 9/1/23	1,500,000	1,616,175
4% 9/1/25	1,915,000	2,164,065
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016:
5% 2/1/22 (Build America Mutual Assurance Insured)	2,895,000	3,050,867
5% 2/1/23 (Build America Mutual Assurance Insured)	1,390,000	1,526,859
5% 2/1/24 (Build America Mutual Assurance Insured)	1,460,000	1,668,663
Elsinore Valley Muni. Wtr. District Series 2016 A:
5% 7/1/21	1,375,000	1,413,765
5% 7/1/22	900,000	968,886
5% 7/1/23	750,000	843,353
5% 7/1/24	1,000,000	1,173,210
Emery Unified School District Series D, 0% 8/1/40 (Pre-Refunded to 8/1/23 @ 40.487)	250,000	100,200
Evergreen Elementary School District Series 2006 B, 0% 8/1/27	1,240,000	1,160,070
Fairfield Ctfs. Prtn. Series 2007, 0% 4/1/27	1,850,000	1,736,373
Garvey School District Series 2000 B, 0% 8/1/30	1,625,000	1,393,746
Gilroy School Facilities Fing. (Gilroy Calif Unified School District Proj.) Series 2013, 4% 8/1/22 (Escrowed to Maturity)	40,000	42,551
Golden Empire Schools Fing. Auth. Lease Rev. (Kern High School District Projs.) Series 2018, 5% 5/1/21	6,650,000	6,779,446
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A, 0% 6/1/27 (AMBAC Insured)	5,000,000	4,646,100
Series 2013 A, 5% 6/1/21	5,125,000	5,246,673
Series 2017 A1:
5% 6/1/21	1,000,000	1,024,092
5% 6/1/22	1,000,000	1,070,940
5% 6/1/23	3,705,000	4,136,929
5% 6/1/28	1,500,000	1,867,980
Series A, 0% 6/1/24 (AMBAC Insured)	7,000,000	6,805,470
Indio Pub. Fing. Auth. Lease Rev. Series 2012:
5% 11/1/21	455,000	474,759
5% 11/1/22	745,000	812,519
Irvine Reassessment District 12-1 Ltd. Oblig. 5% 9/2/22	750,000	810,098
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/21	615,000	637,218
5% 9/1/22	615,000	663,868
5% 9/1/23	1,205,000	1,354,926
Series 2013 A:
5% 9/1/21	1,000,000	1,036,127
5% 9/1/22	2,000,000	2,155,260
5% 9/1/23	1,500,000	1,684,005
Long Beach Unified School District Series D1, 0% 8/1/29	1,915,000	1,529,759
Los Angeles Cmnty. College District Series 2016 I, 4% 8/1/24	700,000	796,544
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.):
5% 3/1/21	500,000	505,662
5% 9/1/21	1,270,000	1,313,439
5% 3/1/22	1,000,000	1,057,040
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2020 A, 5% 6/1/27	5,000,000	6,465,100
Los Angeles County Pub. Works Fing. Auth. Lease Rev. (LACMA Bldg. for the Permanent Collection Proj.) Series 2020 A, 5% 12/1/27	3,375,000	4,374,776
Los Angeles Dept. Arpt. Rev.:
Series 2020 A:
5% 5/15/23	5,000,000	5,585,450
5% 5/15/24	5,000,000	5,814,650
5% 5/15/25	5,000,000	6,038,900
Series 2020 B, 5% 5/15/26	7,000,000	8,738,240
Series C, 5% 5/15/25	265,000	318,755
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2014 A, 5% 5/1/23	475,000	528,286
Series 2014 B, 5% 5/1/23	200,000	222,436
Los Angeles Unified School District:
Series 2020 C, 5% 7/1/26	5,670,000	7,105,417
Series A:
5% 7/1/22	3,830,000	4,115,527
5% 7/1/25	3,280,000	3,977,197
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/22	2,480,000	2,602,859
5% 4/1/23	2,610,000	2,831,693
Montebello Pub. Fing. Auth.:
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/27	1,415,000	1,570,834
(Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A, 5% 6/1/28	1,490,000	1,646,078
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/29	1,560,000	1,716,281
Monterey Peninsula Cmnty. College District Series 2016:
0% 8/1/22	2,300,000	2,284,889
0% 8/1/24	2,700,000	2,644,434
Napa Valley Cmnty. Cllge District Series 2002 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,025,000	962,116
Napa Valley Unified School District Series 2010 A, 0% 8/1/27	2,065,000	1,916,588
Newport Mesa Unified School District Series 2007, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,915,000	3,542,684
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (a)	10,000,000	11,164,900
Oakland Unified School District Alameda County:
Series 2015 A:
5% 8/1/23 (FSA Insured)	2,005,000	2,247,625
5% 8/1/24	1,900,000	2,200,371
5% 8/1/24 (FSA Insured)	2,100,000	2,446,122
Series 2016, 5% 8/1/29	940,000	1,145,559
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/22	3,300,000	3,459,819
Palmdale School District Series 2002, 0% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,314,544
Palo Alto Unified School District Gen. Oblig. Series 2008, 0% 8/1/25	2,255,000	2,208,930
Palomar Cmnty. College District Series 2010 B, 0% 8/1/29	1,000,000	905,680
Palomar Health Calif Ctfs. Prtn. Series 2017:
5% 11/1/23	300,000	334,902
5% 11/1/24	300,000	346,572
5% 11/1/25	350,000	415,709
5% 11/1/26	475,000	578,484
Palomar Health Rev. Series 2016:
5% 11/1/25	2,000,000	2,375,480
5% 11/1/26	1,875,000	2,283,488
Perris Union High School District Series A, 5% 9/1/22 (FSA Insured)	625,000	676,725
Pittsburg School District Series C, 0% 8/1/52 (Pre-Refunded to 8/1/22 @ 16.874)	1,275,000	214,149
Placentia-Yorba Linda Unified School District Series 2004 B, 0% 8/1/27	1,905,000	1,788,128
Poway California Redev. Agcy. Successor Series A:
5% 12/15/23	4,330,000	4,924,163
5% 6/15/24	2,440,000	2,829,253
Poway Unified School District Series 2009, 0% 8/1/26	2,145,000	2,042,469
Poway Unified School District Pub. Fing.:
4% 9/15/21	325,000	334,774
5% 9/1/21	1,230,000	1,267,549
5% 9/1/22	990,000	1,058,092
5% 9/1/23	1,345,000	1,488,538
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Bonds Series 2018 C, 2.125%, tender 10/1/23 (a)	25,000,000	25,870,232
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/21 (FSA Insured)	1,000,000	1,035,742
5% 9/1/22 (FSA Insured)	1,400,000	1,511,244
Richmond Wastewtr. Rev. Series 2019 B:
5% 8/1/22	300,000	324,012
5% 8/1/23	940,000	1,060,715
5% 8/1/24	730,000	859,363
5% 8/1/25	1,925,000	2,357,432
Rio Hondo Cmnty. College District Series 2010 C, 0% 8/1/29	1,800,000	1,602,396
Riverside Swr. Rev. Series 2015 A:
5% 8/1/22	2,160,000	2,330,251
5% 8/1/24	1,500,000	1,756,785
Sacramento City Unified School District:
Series 2007, 0% 7/1/27 (FSA Insured)	1,455,000	1,330,612
Series 2014:
5% 7/1/23	605,000	668,223
5% 7/1/25	50,000	57,090
Sacramento County Arpt. Sys. Rev.:
Series 2018 A:
5% 7/1/22 (Escrowed to Maturity)	275,000	295,320
5% 7/1/23	430,000	480,323
5% 7/1/24	575,000	666,753
5% 7/1/25	505,000	606,470
Series 2018 B:
5% 7/1/22 (Escrowed to Maturity)	1,000,000	1,073,890
5% 7/1/23	3,060,000	3,418,112
5% 7/1/24	1,460,000	1,692,972
5% 7/1/25	2,015,000	2,419,874
Series 2018 D:
5% 7/1/21	700,000	717,571
5% 7/1/22	300,000	318,768
5% 7/1/23	500,000	555,375
5% 7/1/24	400,000	460,284
Series 2018 E, 5% 7/1/28	745,000	949,406
Series 2020:
5% 7/1/23	350,000	390,961
5% 7/1/24	730,000	846,486
5% 7/1/25	1,045,000	1,254,972
5% 7/1/26	370,000	457,220
5% 7/1/27	830,000	1,051,037
5% 7/1/28	700,000	904,372
Sacramento Muni. Util. District Elec. Rev. Bonds Series 2019 B, 5%, tender 10/15/25 (a)	1,165,000	1,379,069
Sacramento TOT Rev. Series A, 5% 6/1/26	900,000	1,052,793
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/21 (Escrowed to Maturity)	1,150,000	1,186,915
5% 8/1/22 (Escrowed to Maturity)	1,500,000	1,620,585
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A, 1.8% 11/15/27	2,495,000	2,606,726
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/21	1,000,000	1,028,073
5% 7/1/22	1,500,000	1,595,550
5% 7/1/24	1,415,000	1,614,218
5% 7/1/26	1,450,000	1,748,541
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2019 A, 5% 7/1/24	45,000	52,198
Series 2020 A, 5% 7/1/22	2,055,000	2,202,775
Series 2020 B:
5% 7/1/23	3,755,000	4,194,448
5% 7/1/29	1,000,000	1,318,690
San Diego County Wtr. Auth. Rev. Series 2021 A, 5% 5/1/25 (d)	1,050,000	1,256,987
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2015 B:
5% 10/15/23	1,355,000	1,532,586
5% 10/15/25	1,605,000	1,974,872
San Francisco City & County Redev. Agcy. Successor (San Francisco Redev. Projs.) Series 2014 C:
5% 8/1/21	1,000,000	1,032,100
5% 8/1/22	175,000	188,396
San Jacinto Unified School District:
Series 2014 A, 5% 8/1/22 (FSA Insured)	325,000	349,710
Series 2014:
5% 8/1/21 (FSA Insured)	150,000	154,815
5% 8/1/23 (FSA Insured)	400,000	448,292
5% 8/1/24 (FSA Insured)	750,000	873,908
San Jose Fing. Auth. Lease Rev.:
(Civic Ctr. Proj.) Series 2013 A, 5% 6/1/22 (Escrowed to Maturity)	1,100,000	1,178,727
Series 2013 A, 4% 6/1/21 (Escrowed to Maturity)	1,000,000	1,019,129
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/22	1,850,000	2,004,327
5% 10/1/23	900,000	1,015,299
San Mateo County Cmnty. College District Series 2006 B, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,505,000	3,377,383
San Mateo County Joint Powers Fing. Auth. Series 2019 A:
5% 7/15/22	3,425,000	3,689,513
5% 7/15/23	3,440,000	3,863,911
San Mateo Unified School District (Election of 2000 Proj.) Series B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,055,000	2,982,749
San Pablo Redev. Agcy. Series 2014 A:
5% 6/15/21 (FSA Insured)	500,000	512,003
5% 6/15/22 (FSA Insured)	1,000,000	1,067,810
5% 6/15/23 (FSA Insured)	630,000	701,467
Santa Barbara Fing. Auth. (Arpt. Proj.) Series 2019:
5% 4/1/21	1,025,000	1,040,173
5% 4/1/23	1,125,000	1,242,754
5% 4/1/25	1,250,000	1,488,488
Santa Monica Pub. Fin. Rev. (Santa Monica Calif Proj.) Series 2017, 5% 7/1/22	400,000	430,616
South Bay Union School District Series 2019, 0% 8/1/22	2,230,000	2,210,443
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/21	750,000	775,159
5% 8/15/22	750,000	790,358
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (a)	7,000,000	7,016,380
Stockton Pub. Fing. Auth. Wastewtr. Series 2019, 1.4% 6/1/22	3,000,000	3,008,910
Stockton Pub. Fing. Auth. Wtr. Rev. Series 2018 A:
5% 10/1/23	650,000	728,572
5% 10/1/24	700,000	813,869
5% 10/1/25	750,000	902,663
5% 10/1/26	1,000,000	1,238,400
5% 10/1/27	1,000,000	1,269,370
Stockton Unified School District Gen. Oblig. Series 2012:
5% 7/1/21 (FSA Insured)	1,200,000	1,233,545
5% 7/1/22 (FSA Insured)	1,220,000	1,312,561
Successor Agcy. to the Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.):
Series 2016 A:
5% 9/1/21 (FSA Insured)	1,025,000	1,061,083
5% 9/1/22 (FSA Insured)	3,370,000	3,637,780
5% 9/1/23 (FSA Insured)	3,000,000	3,373,260
5% 9/1/26 (FSA Insured)	3,610,000	4,502,212
Series 2016, 5% 9/1/21 (FSA Insured)	1,000,000	1,035,203
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/23	1,000,000	1,114,720
5% 6/1/27	500,000	635,600
Turlock Irrigation District Rev. Series 2020:
5% 1/1/23	4,315,000	4,741,797
5% 1/1/24	4,530,000	5,186,125
5% 1/1/25	4,760,000	5,670,493
5% 1/1/26	4,995,000	6,172,272
Univ. of California Revs. Bonds Series 2016 AT, 1.4%, tender 5/15/21 (a)	6,800,000	6,806,897
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
5% 1/1/22	450,000	469,242
5% 1/1/23	450,000	486,756
5% 1/1/24	1,150,000	1,287,517
5% 1/1/26	500,000	593,930
5% 1/1/28	1,000,000	1,235,050
Walnut Energy Ctr. Auth. Rev. Series 2014 A:
5% 1/1/21	250,000	250,972
5% 1/1/22	350,000	368,242
Washington Township Health Care District Rev. Series 2019 A:
5% 7/1/21	500,000	511,810
5% 7/1/22	645,000	686,196
5% 7/1/23	715,000	788,945
5% 7/1/24	500,000	571,155
5% 7/1/25	500,000	587,810
5% 7/1/26	550,000	664,560
5% 7/1/27	600,000	742,446
West Contra Costa Unified School District:
Series 2014 A:
5% 8/1/22	575,000	620,322
5% 8/1/23	1,500,000	1,680,675
Series E:
4% 8/1/25 (FSA Insured)	500,000	582,250
4% 8/1/27 (FSA Insured)	650,000	788,834
4% 8/1/27 (FSA Insured)	600,000	728,154
Series F, 4% 8/1/25 (FSA Insured)	400,000	465,800
Wiseburn Unified School District Series 2015 B, 5% 8/1/21	1,690,000	1,744,480

TOTAL CALIFORNIA		724,582,907

TOTAL MUNICIPAL BONDS
(Cost $700,862,149)		724,582,907

Municipal Notes - 1.4%
California - 1.4%
Irvine Reassessment District 12-1 Ltd. Oblig. Series A, 0.08% 12/1/20, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(c)	3,700,000	$3,700,000
Univ. of California Regents Med. Ctr. Pool Rev. Series 2007 B2, 0.1% 12/1/20, VRDN (a)	6,000,000	6,000,000
Univ. of California Revs. Series 2013 AL 2, 0.1% 12/1/20, VRDN (a)	700,000	700,000
TOTAL MUNICIPAL NOTES
(Cost $10,400,000)		10,400,000
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $711,262,149)		734,982,907
NET OTHER ASSETS (LIABILITIES) - 0.7%		5,445,049
NET ASSETS - 100%		$740,427,956

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,101,727 or 0.8% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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